Document and Entity Information	Feb. 21, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001293971
Document Type	8-K
Document Period End Date	Feb. 21, 2025
Entity Registrant Name	bluebird bio, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-35966
Entity Tax Identification Number	13-3680878
Entity Address, Address Line One	455 Grand Union Boulevard
Entity Address, City or Town	Somerville
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02145
City Area Code	(339)
Local Phone Number	499-9300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	BLUE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false